Employee Benefit Plans (Details) - Schedule of Net Periodic Benefit Cost - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Periodic Benefit Cost Abstract
Service cost	$ 10	$ 14	$ 30	$ 45	$ 53	$ 68	$ 69
Interest cost	779	454	2,298	1,458	1,910	1,686	1,984
Expected return on plan assets	(693)	(678)	(2,045)	(2,172)	(2,856)	(2,410)	(2,530)
Amortization:
Amortization of prior service cost	90	50	268	159	273	127	103
Amortization of net loss	403	605	1,186	1,938	1,768	3,103	1,741
Net periodic benefit cost	$ 589	$ 445	$ 1,737	$ 1,428	$ 1,148	$ 2,574	$ 2,004